ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare	¥ 538,910		¥ 668,197
Tax payable	250,445		194,406
Payable to investors (i)	124,147		110,227
Accrued advertisement expenses	77,205		15,467
Guarantee liabilities	42,934		42,229
Accrued customer incentives	25,967		54,703
Funds collected on behalf of third-party guarantee companies	20,048		27,925
Others	103,127		95,761
Total accrued expenses and other liabilities	¥ 1,182,783	$ 185,604	¥ 1,208,915